Leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Finance Leases [Table Text Block]

	Commitments
Year	September 30, 2019	December 31, 2018
Remainder of 2019	14,242	47,962
2020	56,364	47,373
2021	56,202	47,237
2022	56,193	47,230
2023	56,184	47,222
Thereafter	376,749	320,064

Lessee, Operating Lease, Disclosure [Table Text Block]

	Lease Commitment	Non-Lease Commitment	Total Commitment
	$	$	$
As at September 30, 2019
Payments:
October to December 2019	4,352	3,445	7,797
2020	16,956	13,406	30,362
2021	3,315	2,585	5,900
Total payments	24,623	19,436	44,059
Less: imputed interest	(1,028)
Carrying value of operating lease liabilities	23,595

As at September 30, 2019, minimum commitments to be incurred by the Company under short-term time charter-in contracts, were approximately $4.3 million (remainder of 2019) and $2.7 million (2020). As at December 31, 2018, minimum commitments to be incurred by the Company relating to eight chartered-in vessels accounted for as operating leases, including three workboats for the Company's lightering support services, were approximately $36.9 million (2019), $23.5 million (2020) and $2.0 million (2021).

Obligations Related to Finance Leases [Table Text Block]

	As at	As at
	September 30, 2019	December 31, 2018
	$	$
Total obligations related to finance leases	420,934	375,289
Less: current portion	(24,875)	(20,896)
Long-term obligations related to finance leases	396,059	354,393